Other Accounts Payable	12 Months Ended
Dec. 31, 2020
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE	NOTE 7:- OTHER ACCOUNTS PAYABLE
	December 31,
	2020	2019
	USD

Employees and payroll accruals	$96	$149
Accrued expenses	235	973

	$331	$1,122